FAIR VALUE MEASUREMENTS - Fair value measurement of the Group's assets and liabilities that are measured at fair value on a recurring basis (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets, Fair Value Disclosure [Abstract]
Equity securities with readily determinable fair value	¥ 189,885	¥ 153,326
Fair Value, Measurements, Recurring [Member] | Short-term Investments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	609,659	729,674
Fair Value, Measurements, Recurring [Member] | Long-term investments [member]
Assets, Fair Value Disclosure [Abstract]
Equity securities with readily determinable fair value	189,885	153,326
Equity securities accounted for under alternative measurement	207,771	196,296
Fair Value, Measurements, Recurring [Member] | Wealth Management Products [Member] | Short-term Investments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	69,646	212,271
Fair Value, Measurements, Recurring [Member] | Bank Time Deposits [Member] | Short-term Investments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	142,357	167,781
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Short-term Investments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	189,885	153,326
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Long-term investments [member]
Assets, Fair Value Disclosure [Abstract]
Equity securities with readily determinable fair value	189,885	153,326
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Short-term Investments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	419,774	576,348
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Long-term investments [member]
Assets, Fair Value Disclosure [Abstract]
Equity securities accounted for under alternative measurement		196,296
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Wealth Management Products [Member] | Short-term Investments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure		212,271
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Bank Time Deposits [Member] | Short-term Investments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	142,357	¥ 167,781
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Long-term investments [member]
Assets, Fair Value Disclosure [Abstract]
Equity securities accounted for under alternative measurement	¥ 207,771